Effects of changes in currency exchange rate (Details) $ in Thousands	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Current assets [abstract]
Cash and cash equivalents	$ 319,014,050		$ 170,044,602		$ 134,033,183	$ 192,554,239
Other financial assets	22,745,469		10,724,196
Other non-financial assets	18,861,414		15,834,225
Trade and other current receivables	320,702,339		286,213,598
Accounts receivable from related parties	3,048,841		5,810,764
Inventories	228,062,237		201,987,891
Biological assets	8,489,873		8,157,688		7,948,379
Current tax assets	17,302,429		28,027,878
Non-current assets of disposal groups classified as held for sale	2,780,607		2,305,711
Total current assets	941,007,259		729,106,553
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	260,844,976		137,686,421
Other financial assets	1,284,308		1,669,678
Other non-financial assets	14,998,511		11,758,075
Trade and other current receivables	191,891,137		183,758,319
Accounts receivable from related parties	2,959,696		5,652,643
Inventories	181,084,437		166,761,797
Biological assets	7,914,384		7,666,639
Current tax assets	13,262,197		21,407,803
Non-current assets of disposal groups classified as held for sale	1,884,958		2,046,178
Total current assets	676,124,604		538,407,553
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	19,026,630		5,178,619		8,458,621
Other financial assets	20,990,836		8,992,300
Other non-financial assets	860,506		791,191
Trade and other current receivables	34,113,849		27,810,990
Accounts receivable from related parties	9,480		40,039
Inventories	198,068		374,473
Total current assets	75,199,369		43,187,612
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	954,640		182,966
Other financial assets	438,369		44,126
Other non-financial assets	5,078		173,165
Trade and other current receivables	10,152,559		9,326,882
Inventories	0		17,363
Total current assets	11,550,646		9,744,502
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	33,207,046		17,983,303		2,388,743
Other non-financial assets	2,061,473		2,593,125
Trade and other current receivables	65,748,507		54,194,474
Inventories	34,392,396		27,356,020
Biological assets	575,489		491,049
Current tax assets	3,922,627		6,620,075
Non-current assets of disposal groups classified as held for sale	895,649		259,533
Total current assets	140,803,187		109,497,579
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	548,975		718,348		1,136,783
Other non-financial assets	72,792		37,956
Trade and other current receivables	5,128,068		4,372,909
Inventories	2,403,427		1,966,752
Current tax assets		$ 117,605		$ 0
Total current assets	8,270,867		7,095,965
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	2,495,748		7,758,211		3,291,550
Other financial assets	434,399		205,145
Other non-financial assets	8,588,066		5,495,532
Trade and other current receivables	434		8,962
Accounts receivable from related parties	7,669,975		5,511,486
Inventories	19,188,622		18,979,336
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	676,270		536,734		$ 503,028
Other financial assets	31,956		18,092
Trade and other current receivables	2,344,849		1,116,231
Total current assets	3,053,075		1,671,057
Unidades de Fomento
Current assets [abstract]
Other non-financial assets	282,494		275,568
Trade and other current receivables	1,394,916		138,261
Accounts receivable from related parties	79,231		109,120
Total current assets	1,756,641		522,949
Bolivianboliviano [Member]
Current assets [abstract]
Cash and cash equivalents	1,259,765		0
Other non-financial assets	146,161		0
Trade and other current receivables	1,340,388		0
Inventories	2,313,934		0
Total current assets	$ 5,060,248		$ 0